Escrow Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Escrow Reserves [Abstract]
Summary of Escrow Reserves

	December 31,	December 31,
	2025	2024
(in U.S. dollars)
Escrow reserves	$4,282,898	$1,452,187